Annual Total Returns [BarChart] - LVIP Wellington Capital Growth Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	(9.01%)
2012	19.06%
2013	36.00%
2014	11.37%
2015	9.42%
2016	0.10%
2017	35.86%
2018	1.35%
2019	41.38%
2020	43.03%